Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2024
Significant accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements for the three and nine months ended September 30, 2024, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB).

The condensed financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full annual financial statements. These should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2023, which have been prepared in accordance with IFRS® Accounting Standards as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of September 30, 2024, and its results of operations for the three and nine months ended September 30, 2024, and 2023, cash flows for the three and nine months ended September 30, 2024, and 2023, and statement of changes in equity for the nine months ended September 30, 2024, and 2023. Certain amounts related to financial instruments in the prior period condensed consolidated statement of loss and other comprehensive income, condensed consolidated statement of financial position, and condensed consolidated statement of cash flows have been reclassified to conform to the current year presentation. The condensed consolidated statement of financial position as of December 31, 2023, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Approval	2.2Approval These condensed consolidated interim financial statements were authorized and approved for issue on November 11, 2024.
Income tax	2.3Income tax Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual income or loss.
Changes in accounting policies and disclosures

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except the new standards, amendments and interpretations adopted by the Group during the period.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards, amendments and interpretations for its reporting period commencing January 1, 2024:

●	Classification of Liabilities as Current or Non-current - Deferral of Effective Date (Amendment to IAS 1)
●	Non-current Liabilities with Covenants Amendments to IAS 1
●	Lease Liability in a Sale and Leaseback Amendments to IFRS 16
●	Supplier finance arrangements - Amendments to IAS 7 and IFRS 7
●	Climate-related Commitments (IAS 37 Provisions, Contingent Liabilities and Contingent Assets)—Agenda Paper 2
●	Payments Contingent on Continued Employment during Handover Periods (IFRS 3 Business Combinations)—Agenda Paper 3

The above did not have any material impact on the Group’s interim financial statements.

(b)New standards, amendments and interpretations not yet adopted by the Group

Certain standards, amendments and interpretations have been published through September 30, 2024, that are not yet effective and have not been early adopted by the Group. They are:

●	Lack of Exchangeability (Amendments to IAS 21)
●	Presentation and Disclosure in Financial Statements (IFRS 18)
●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
●	Disclosure of Revenues and Expenses for Reportable Segments (IFRS 8 Operating Segments)—Agenda Paper 2

The Company is in the process of analyzing the impact of the above.